4. MARKETABLE SECURITIES: Schedule of Marketable Securities (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Schedule of Marketable Securities
September 30, 2024	Number of Shares	Cost	Fair Value
Highlander Silver Corp.	-	$ -	$ -

September 30, 2023	Number of Shares	Cost	Fair Value
Highlander Silver Corp.	37,500	$ 12,000	$ 4,500